Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 03, 2008
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (99,146,388)		$ (93,294,953)	$ (81,786,990)	$ 120,538
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	53,532,229	31,678,957	30,563,107	50,867,639